Key Management Personnel Compensation and Related Party Disclosure (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of key management personnel compensation [Abstract]
Schedule of key management personnel compensation
	2022	2021
	$	$
Short-term employee benefits	1,333,992	761,231
Post-employment benefits	47,547	38,877
Share based payments	1,028,634	672,699
Total KMP compensation	2,410,173	1,472,807

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Short-term employee benefits	$761,231	$638,201
Share based payments(1)	672,699	565,448
Post-employment benefits	38,877	29,985
Total KMP compensation	$1,472,807	$1,233,634